Accounts receivable	12 Months Ended
Dec. 31, 2012
Accounts receivable
Accounts receivable

6.                            Accounts receivable

As of December 31, accounts receivable consist of:

	2012	2011

Customers	$12,787	$11,748
Allowance for doubtful accounts	(1,202)	(1,360)
	11,585	10,388
Recoverable income taxes	140	1,519
Recoverable value-added tax and tax withholdings	1,146	651
Other	650	100

	$13,521	$12,658

The principal customers of the Company are as follows:

•                                For fixed satellite services:

•                               Broadcasting: Grupo Televisa and Productora y Comercializadora de Televisión, S.A. de C.V.

•                               Telecommunications: América Movil Perú, S.A.C., Teléfonos de México, S.A.B. de C.V. (“Telmex”) and Telefónica del Perú, S.A.A.

•                               Data transmission and internet: Hughes Network Systems and Hunter Communications, Inc.

•                                For programming distribution services: Comcast Cable Communications, LLC and Direct TV Inc.

•                                For broadband satellite services: Grupo Wal-Mart de México and Grupo Oxxo.

For the years ended December 31, 2012, 2011 and 2010, revenues from Fixed satellite services, Programming distribution services and Broadband satellite services were obtained from:

	2012	2011	2010
	%	%	%

Hughes Networks Systems	11	14	17
América Móvil Perú, S.A.C.	9	10	10
Telmex	5	5	4
Other foreign customers	43	40	37
Other domestic customers	32	31	32